Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

	December 31, 2017	December 31, 2018
	US$	US$
Corporate aircraft (Note 12)	39,382,367	37,494,502
Vehicles	5,210,349	5,109,037
Furniture and fixtures	11,787,191	12,580,384
Office buildings	-	10,994,284

Total	56,379,907	66,178,207
Accumulated depreciation	(23,994,047)	(28,063,724)

Property and equipment, net	32,385,860	38,114,483